INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign
Current	$ 19,205	$ 0
Deferred	(170,962)	(103,300)
U.S. Federal
Current	0	0
Deferred	(791,395)	(299,558)
State and local
Current	(93,861)	(46,500)
Deferred	(93,105)	(35,242)
Change in valuation allowance	1,055,400	438,100
Income tax provision (benefit)	$ 19,205	$ 0